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                              [LOGO] NATIONWIDE(R)

                                       MFS
                                    VARIABLE
                                     ACCOUNT

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-719-6/03

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                              [LOGO] NATIONWIDE(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semi-annual report of the MFS Variable Account.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 12, 2003

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the MFS Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

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--------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2003
                                   (UNAUDITED)

Assets:

   Investments at fair value:

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         663,655 shares (cost $663,655) ............................   $    663,655

      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         3,092,913 shares (cost $52,803,817) .......................     32,166,298

      Massachusetts Investors Trust - Class A (MFSInvTr)
         1,363,987 shares (cost $25,215,516) .......................     19,054,892

      MFS(R) Bond Fund - Class A (MFSBdFd)
         1,618,252 shares (cost $20,386,942) .......................     21,458,026

      MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
         220,913 shares (cost $11,400,875) .........................      5,591,307

      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         7,030,894 shares (cost $95,971,976) .......................     50,973,983

      MFS(R) High Income Fund - Class A (MFSHiInc)
         3,694,792 shares (cost $15,495,809) .......................     13,966,315

      MFS(R) Research Fund - Class A (MFSRsrch)
         1,118,685 shares (cost $26,615,065) .......................     17,518,614

      MFS(R) Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)
         27,585,745 shares (cost $27,585,744) ......................     27,585,745

      MFS(R) Strategic Income Fund - Class A (MFSStratIncA)
         358,143 shares (cost $2,308,777) ..........................      2,406,723

      MFS(R) Total Return Fund - Class A (MFSTotRe)
         2,759,389 shares (cost $40,747,256) .......................     38,741,825
                                                                       ------------
         Total investments .........................................    230,127,383

   Accounts receivable .............................................             --
                                                                       ------------
         Total assets ..............................................    230,127,383

Accounts payable ...................................................        257,113
                                                                       ------------
Contract owners' equity (note 4) ...................................   $229,870,270
                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

MFS VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                          Total       GVITMyMkt    MFSGrStk     MFSInvTr
                                                       ------------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $  1,937,949      2,816            --       29,458
   Mortality and expense risk charges (note 2) .....     (1,450,012)    (4,867)     (196,533)    (118,156)
                                                       ------------   --------    ----------   ----------
      Net investment income (loss) .................        487,937     (2,051)     (196,533)     (88,698)
                                                       ------------   --------    ----------   ----------

   Proceeds from mutual fund shares sold ...........     22,346,360    296,570     2,870,344    1,563,789
   Cost of mutual fund shares sold .................    (29,960,813)  (296,570)   (4,502,823)  (1,841,321)
                                                       ------------   --------    ----------   ----------
      Realized gain (loss) on investments ..........     (7,614,453)        --    (1,632,479)    (277,532)
   Change in unrealized gain (loss)
      on investments ...............................     26,867,009         --     5,249,340    1,786,946
                                                       ------------   --------    ----------   ----------
      Net gain (loss) on investments ...............     19,252,556         --     3,616,861    1,509,414
                                                       ------------   --------    ----------   ----------
   Reinvested capital gains ........................             --         --            --           --
                                                       ------------   --------    ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 19,740,493     (2,051)    3,420,328    1,420,716
                                                       ============   ========    ==========   ==========

                                                         MFSBdFd     MFSEmGro     MFSGrOpp     MFSHiInc
                                                       ----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................      610,131           --           --      555,930
   Mortality and expense risk charges (note 2) .....     (140,071)     (33,647)    (306,131)     (85,644)
                                                       ----------   ----------   ----------   ----------
      Net investment income (loss) .................      470,060      (33,647)    (306,131)     470,286
                                                       ----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........    2,451,116      688,109    2,974,670    1,058,562
   Cost of mutual fund shares sold .................   (2,548,199)  (1,358,767)  (6,364,866)  (1,498,949)
                                                       ----------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........      (97,083)    (670,658)  (3,390,196)    (440,387)
   Change in unrealized gain (loss)
      on investments ...............................    1,124,967    1,532,703   10,605,494    1,462,326
                                                       ----------   ----------   ----------   ----------
      Net gain (loss) on investments ...............    1,027,884      862,045    7,215,298    1,021,939
                                                       ----------   ----------   ----------   ----------
   Reinvested capital gains ........................           --           --           --           --
                                                       ----------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    1,497,944      828,398    6,909,167    1,492,225
                                                       ==========   ==========   ==========   ==========

                                                        MFSRsrch      MFSMyMkt    MFSStratIncA    MFSTotRe
                                                       -----------   ----------   ------------   ----------
Investment activity:
   Reinvested dividends ............................   $        --      105,617       71,336        562,661
   Mortality and expense risk charges (note 2) .....      (110,311)    (196,037)     (15,473)      (243,142)
                                                       -----------   ----------     --------     ----------
      Net investment income (loss) .................      (110,311)     (90,420)      55,863        319,519
                                                       -----------   ----------     --------     ----------

   Proceeds from mutual fund shares sold ...........     1,883,708    5,613,389      296,198      2,649,905
   Cost of mutual fund shares sold .................    (2,421,861)  (5,613,389)    (285,822)    (3,228,246)
                                                       -----------   ----------     --------     ----------
      Realized gain (loss) on investments ..........      (538,153)          --       10,376       (578,341)
   Change in unrealized gain (loss)
      on investments ...............................     2,291,042           --      121,936      2,692,255
                                                       -----------   ----------     --------     ----------
      Net gain (loss) on investments ...............     1,752,889           --      132,312      2,113,914
                                                       -----------   ----------     --------     ----------
   Reinvested capital gains ........................            --           --           --             --
                                                       -----------   ----------     --------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 1,642,578      (90,420)     188,175      2,433,433
                                                       ===========   ==========     ========     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                       Total                    GVITMyMkt
                                            --------------------------   --------------------
                                                2003           2002        2003       2002
                                            ------------   -----------   --------   ---------
Investment activity:
   Net investment income (loss) .........   $    487,937       349,778     (2,051)       (259)
   Realized gain (loss) on investments ..     (7,614,453)   (5,401,923)        --          --
   Change in unrealized gain (loss)
      on investments ....................     26,867,009   (31,525,881)        --          --
   Reinvested capital gains .............             --            --         --          --
                                            ------------   -----------   --------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     19,740,493   (36,578,026)    (2,051)       (259)
                                            ------------   -----------   --------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      2,626,406     1,945,719     15,920      23,401
   Transfers between funds ..............             --            --         --     (18,758)
   Redemptions (note 3) .................    (16,346,205)  (21,206,958)  (292,209)    (91,363)
   Annuity benefits .....................       (189,276)     (233,326)        --          --
   Annual contract maintenance charges
      (note 2) ..........................        (88,649)      (98,928)      (738)       (732)
   Contingent deferred sales charges
      (note 2) ..........................        (20,369)      (17,921)        --          --
   Adjustments to maintain reserves .....       (419,897)          573          2          (8)
                                            ------------   -----------   --------   ---------
         Net equity transactions ........    (14,437,990)  (19,610,841)  (277,025)    (87,460)
                                            ------------   -----------   --------   ---------

Net change in contract owners' equity ...      5,302,503   (56,188,867)  (279,076)    (87,719)
Contract owners' equity beginning
   of period ............................    224,567,767   315,050,016    942,736   1,053,226
                                            ------------   -----------   --------   ---------
Contract owners' equity end of period ...   $229,870,270   258,861,149    663,660     965,507
                                            ============   ===========   ========   =========

CHANGES IN UNITS:
   Beginning units ......................      3,206,984     3,646,510     34,637      38,658
                                            ------------   -----------   --------   ---------
   Units purchased ......................        177,257        85,665        586         866
   Units redeemed .......................       (405,210)     (335,972)   (10,770)     (4,077)
                                            ------------   -----------   --------   ---------
   Ending units .........................      2,979,031     3,396,203     24,453      35,447
                                            ============   ===========   ========   =========

                                                     MFSGrStk                   MFSInvTr
                                            ------------------------   -----------------------
                                               2003          2002         2003         2002
                                            ----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........     (196,533)     (307,526)     (88,698)    (149,083)
   Realized gain (loss) on investments ..   (1,632,479)      (66,073)    (277,532)     193,468
   Change in unrealized gain (loss)
      on investments ....................    5,249,340    (9,178,158)   1,786,946   (3,588,491)
   Reinvested capital gains .............           --            --           --           --
                                            ----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    3,420,328    (9,551,757)   1,420,716   (3,544,106)
                                            ----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      429,191       403,076      289,388       82,799
   Transfers between funds ..............       87,152      (990,976)    (175,732)    (194,138)
   Redemptions (note 3) .................   (2,263,899)   (3,504,774)  (1,089,968)  (1,941,919)
   Annuity benefits .....................      (20,863)      (22,601)     (10,424)     (13,580)
   Annual contract maintenance charges
      (note 2) ..........................      (11,117)      (13,976)      (6,081)      (7,044)
   Contingent deferred sales charges
      (note 2) ..........................       (1,420)       (4,979)      (1,670)        (411)
   Adjustments to maintain reserves .....      (11,389)       (1,478)     (50,383)        (899)
                                            ----------   -----------   ----------   ----------
         Net equity transactions ........   (1,792,345)   (4,135,708)  (1,044,870)  (2,075,192)
                                            ----------   -----------   ----------   ----------

Net change in contract owners' equity ...    1,627,983   (13,687,465)     375,846   (5,619,298)
Contract owners' equity beginning
   of period ............................   30,538,086    53,261,825   18,675,366   28,344,781
                                            ----------   -----------   ----------   ----------
Contract owners' equity end of period ...   32,166,069    39,574,360   19,051,212   22,725,483
                                            ==========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................      236,246       291,736      179,905      210,439
                                            ----------   -----------   ----------   ----------
   Units purchased ......................        8,452         2,496        5,796          663
   Units redeemed .......................      (23,262)      (27,838)     (15,591)     (17,115)
                                            ----------   -----------   ----------   ----------
   Ending units .........................      221,436       266,394      170,110      193,987
                                            ==========   ===========   ==========   ==========

                                                                     (Continued)

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      MFSBdFd                MFSEmGro
                                            ------------------------   ----------------------
                                                2003         2002         2003        2002
                                            -----------   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) .........   $   470,060      471,697     (33,647)     (55,059)
   Realized gain (loss) on investments ..       (97,083)    (184,981)   (670,658)    (362,428)
   Change in unrealized gain (loss)
      on investments ....................     1,124,967     (112,814)  1,532,703   (2,005,988)
   Reinvested capital gains .............            --           --          --           --
                                            -----------   ----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     1,497,944      173,902     828,398   (2,423,475)
                                            -----------   ----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       226,942      101,980     116,281      128,480
   Transfers between funds ..............       599,443      (60,252)   (160,156)    (313,283)
   Redemptions (note 3) .................    (1,950,471)  (1,259,476)   (408,535)    (611,028)
   Annuity benefits .....................       (40,723)     (38,838)         --           --
   Annual contract maintenance charges
      (note 2) ..........................        (5,560)      (4,828)     (3,828)      (4,421)
   Contingent deferred sales charges
      (note 2) ..........................        (2,000)        (222)       (670)      (1,134)
   Adjustments to maintain reserves .....         9,298        5,071        (652)        (679)
                                            -----------   ----------   ---------   ----------
         Net equity transactions ........    (1,163,071)  (1,256,565)   (457,560)    (802,065)
                                            -----------   ----------   ---------   ----------

Net change in contract owners' equity ...       334,873   (1,082,663)    370,838   (3,225,540)
Contract owners' equity beginning
   of period ............................    21,024,725   19,611,555   5,220,424   10,037,731
                                            -----------   ----------   ---------   ----------
Contract owners' equity end of period ...   $21,359,598   18,528,892   5,591,262    6,812,191
                                            ===========   ==========   =========   ==========

CHANGES IN UNITS:
   Beginning units ......................       347,226      346,142     204,479      250,544
                                            -----------   ----------   ---------   ----------
   Units purchased ......................        23,758        1,833       8,266        3,694
   Units redeemed .......................       (41,340)     (23,718)    (25,942)     (26,577)
                                            -----------   ----------   ---------   ----------
   Ending units .........................       329,644      324,257     186,803      227,661
                                            ===========   ==========   =========   ==========

                                                   MFSGrOpp                   MFSHiInc
                                            ------------------------   -----------------------
                                               2003          2002         2003         2002
                                            ----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........     (306,131)     (440,185)     470,286      556,951
   Realized gain (loss) on investments ..   (3,390,196)   (3,880,161)    (440,387)  (1,046,107)
   Change in unrealized gain (loss)
      on investments ....................   10,605,494   (11,182,915)   1,462,326      (20,677)
   Reinvested capital gains .............           --            --           --           --
                                            ----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    6,909,167   (15,503,261)   1,492,225     (509,833)
                                            ----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      242,527       256,826      510,411      525,556
   Transfers between funds ..............     (428,612)   (1,019,347)     259,992      (80,460)
   Redemptions (note 3) .................   (1,969,073)   (4,560,636)    (851,333)  (1,941,786)
   Annuity benefits .....................      (33,092)      (48,674)     (15,933)     (27,246)
   Annual contract maintenance charges
      (note 2) ..........................      (25,306)      (29,615)      (5,783)      (6,248)
   Contingent deferred sales charges
      (note 2) ..........................       (2,899)       (6,167)      (1,099)        (601)
   Adjustments to maintain reserves .....     (177,234)         (739)     (10,776)     (45,246)
                                            ----------   -----------   ----------   ----------
         Net equity transactions ........   (2,393,689)   (5,408,352)    (114,521)  (1,576,031)
                                            ----------   -----------   ----------   ----------

Net change in contract owners' equity ...    4,515,478   (20,911,613)   1,377,704   (2,085,864)
Contract owners' equity beginning
   of period ............................   46,310,241    77,064,018   12,577,512   14,234,339
                                            ----------   -----------   ----------   ----------
Contract owners' equity end of period ...   50,825,719    56,152,405   13,955,216   12,148,475
                                            ==========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................      440,691       508,934      205,289      230,167
                                            ----------   -----------   ----------   ----------
   Units purchased ......................        8,489         1,895       14,412        8,830
   Units redeemed .......................      (28,782)      (41,170)     (15,837)     (33,977)
                                            ----------   -----------   ----------   ----------
   Ending units .........................      420,398       469,659      203,864      205,020
                                            ==========   ===========   ==========   ==========

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    MFSRsrch                  MFSMyMkt
                                            ------------------------   -----------------------
                                               2003          2002         2003         2002
                                            -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........   $  (110,311)    (168,894)     (90,420)       4,971
   Realized gain (loss) on investments ..      (538,153)      43,267           --           --
   Change in unrealized gain (loss)
      on investments ....................     2,291,042   (4,085,611)          --           --
   Reinvested capital gains .............            --           --           --           --
                                            -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     1,642,578   (4,211,238)     (90,420)       4,971
                                            -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       142,135      100,293      281,600      139,473
   Transfers between funds ..............      (493,398)    (149,084)    (337,116)   1,718,093
   Redemptions (note 3) .................    (1,206,555)  (1,596,834)  (3,726,769)  (3,786,089)
   Annuity benefits .....................       (12,739)     (22,659)     (20,315)     (22,143)
   Annual contract maintenance charges
      (note 2) ..........................        (5,267)      (6,554)     (14,001)     (14,312)
   Contingent deferred sales charges
      (note 2) ..........................        (3,512)      (1,641)      (4,265)        (875)
   Adjustments to maintain reserves .....       (26,759)       6,557     (108,731)      (3,459)
                                            -----------   ----------   ----------   ----------
          Net equity transactions .......    (1,606,095)  (1,669,922)  (3,929,597)  (1,969,312)
                                            -----------   ----------   ----------   ----------

Net change in contract owners' equity ...        36,483   (5,881,160)  (4,020,017)  (1,964,341)
Contract owners' equity beginning
   of period ............................    17,482,638   28,546,607   31,608,548   35,798,426
                                            -----------   ----------   ----------   ----------
Contract owners' equity end of period ...   $17,519,121   22,665,447   27,588,531   33,834,085
                                            ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................       152,177      184,743      877,297      996,598
                                            -----------   ----------   ----------   ----------
   Units purchased ......................         2,857          690       69,745       52,491
   Units redeemed .......................       (16,133)     (12,009)    (176,769)    (106,987)
                                            -----------   ----------   ----------   ----------
   Ending units .........................       138,901      173,424      770,273      942,102
                                            ===========   ==========   ==========   ==========

                                                 MFSStratIncA               MFSTotRe
                                            ---------------------   -----------------------
                                               2003       2002         2003         2002
                                            ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) .........      55,863      65,559      319,519      371,606
   Realized gain (loss) on investments ..      10,376      (6,648)    (578,341)     (92,260)
   Change in unrealized gain (loss)
      on investments ....................     121,936     (45,830)   2,692,255   (1,305,397)
   Reinvested capital gains .............          --          --           --           --
                                            ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     188,175      13,081    2,433,433   (1,026,051)
                                            ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      20,935       8,190      351,076      175,645
   Transfers between funds ..............     203,428     (68,265)     444,999    1,176,470
   Redemptions (note 3) .................    (258,326)   (218,173)  (2,329,067)  (1,694,880)
   Annuity benefits .....................      (1,453)     (2,148)     (33,734)     (35,437)
   Annual contract maintenance charges
      (note 2) ..........................        (901)     (1,004)     (10,067)     (10,194)
   Contingent deferred sales charges
      (note 2) ..........................        (147)       (441)      (2,687)      (1,450)
   Adjustments to maintain reserves .....        (323)     35,481      (42,950)       5,972
                                            ---------   ---------   ----------   ----------
          Net equity transactions .......     (36,787)   (246,360)  (1,622,430)    (383,874)
                                            ---------   ---------   ----------   ----------

Net change in contract owners' equity ...     151,388    (233,279)     811,003   (1,409,925)
Contract owners' equity beginning
   of period ............................   2,255,005   2,378,252   37,932,486   44,719,256
                                            ---------   ---------   ----------   ----------
Contract owners' equity end of period ...   2,406,393   2,144,973   38,743,489   43,309,331
                                            =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     207,129     235,007      321,908      353,542
                                            ---------   ---------   ----------   ----------
   Units purchased ......................      21,884         807       13,012       11,400
   Units redeemed .......................     (24,247)    (28,214)     (26,537)     (14,290)
                                            ---------   ---------   ----------   ----------
   Ending units .........................     204,766     207,600      308,383      350,652
                                            =========   =========   ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2003 and 2002
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

     (b)  The Contracts

          Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

              Portfolio of the Gartmore Variable Insurance Trust (Gartmore GVIT) (formerly Nationwide(R) Separate Account Trust) (managed for a fee by an affiliated investment advisor);
                 Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              Massachusetts Investors Trust - Class A (MFSInvTr)

              MFS(R) Bond Fund - Class A (MFSBdFd)

              MFS(R) Emerging Growth Fund - Class A (MFSEmGro)

              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

              MFS(R) High Income Fund - Class A (MFSHiInc)

              MFS(R) Research Fund - Class A (MFSRsrch)

              MFS(R) Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)

              MFS(R) Strategic Income Fund - Class A (MFSStratIncA)

              MFS(R) Total Return Fund - Class A (MFSTotRe)

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. However, for 1981, IR-82-19 did provide limited relief from the ruling. Therefore, the Company maintained a capital gain reserve liability, for all realized and unrealized capital gains existing on or before December 31, 1981.

          During 1982 and most of 1983, the Company continued to maintain contract values which reflected a capital gain reserve liability for those contracts and contract values affected by Rev. Rul. 81-225. On December 16, 1983, the Company adjusted the affected (81-225) contract values in order to treat the respective contract owners as the owners of the underlying shares for Federal income tax purposes, as intended by the ruling. As a result of this adjustment, contract owners' equity was restored with amounts previously deducted to maintain the capital gain reserve liability.

          Because of the aforementioned, the Company no longer provides for income taxes within the Account. Presently, taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses. The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owners' contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT

     The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

     The following table provides mortality and expense risk charges by product rates for the six month period ended June 30, 2003:

                                               Total     GVITMyMkt   MFSGrStk   MFSInvTr   MFSBdFd
                                            ----------   ---------   --------   --------   --------
     Non-Spec ...........................   $      278        --           --         --         62
     Spectrum ...........................    1,449,734     4,867      196,533    118,156    140,009
                                            ----------     -----      -------    -------    -------
        Total ...........................   $1,450,012     4,867      196,533    118,156    140,071
                                            ==========     =====      =======    =======    =======

                                            MFSEmGro   MFSGrOpp   MFSHiInc   MFSRsrch   MFSMyMkt
                                            --------   --------   --------   --------   --------
     Non-Spec ...........................   $    --          57        74          85         --
     Spectrum ...........................    33,647     306,074    85,570     110,226    196,037
                                            -------     -------    ------     -------    -------
        Total ...........................   $33,647     306,131    85,644     110,311    196,037
                                            =======     =======    ======     =======    =======

                                            MFSStratIncA   MFSTotRe
                                            ------------   --------
     Spectrum ...........................      $15,473      243,142
                                               -------      -------
        Total ...........................      $15,473      243,142
                                               =======      =======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2003 and 2002, total transfers to the Account from the fixed account were $1,369,957 and $927,476, respectively, and total transfers from the Account to the fixed account were $1,258,518 and $1,649,268 respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated.

                                           Contract                                            Investment
                                           Expense                 Unit          Contract        Income      Total
                                            Rate*      Units    Fair Value    Owners' Equity    Ratio**     Return***
                                           --------   -------   -----------   --------------   ----------   ---------
     Gartmore GVIT Money Market Fund - Class I

        Tax qualified spectrum
           2003 ........................     1.30%     11,540   $ 27.130915     $   313,091       0.35%       -0.28%
           2002 ........................     1.30%     14,841     27.227752         404,087       0.60%       -0.03%
           2001 ........................     1.30%     16,466     27.075452         445,824       2.37%        1.65%
           2000 ........................     1.30%     17,736     25.998612         461,111       2.91%        2.15%
           1999 ........................     1.30%     23,584     24.996179         589,510       2.32%        1.64%

        Non-tax qualified spectrum
           2003 ........................     1.30%     12,913     27.148559         350,569       0.35%       -0.28%
           2002 ........................     1.30%     20,606     27.245461         561,420       0.60%       -0.03%
           2001 ........................     1.30%     21,679     27.093059         587,350       2.37%        1.65%
           2000 ........................     1.30%     20,843     26.015520         542,241       2.91%        2.15%
           1999 ........................     1.30%     22,311     25.012434         558,052       2.32%        1.64%

     Massachusetts Investors Growth Stock Fund - Class A

        Non-tax qualified
           2001 ........................     1.00%        312    201.415153          62,842       0.00%      -17.05%
           2000 ........................     1.00%        354    272.335877          96,407       0.00%        3.03%
           1999 ........................     1.00%        377    214.821653          80,988       0.00%       11.64%

        Tax qualified spectrum
           2003 ........................     1.30%    171,594    149.065576      25,578,758       0.00%       11.95%
           2002 ........................     1.30%    201,471    153.220169      30,869,421       0.00%      -18.68%
           2001 ........................     1.30%    236,501    209.729971      49,601,348       0.00%      -17.17%
           2000 ........................     1.30%    280,685    285.169979      80,042,936       0.00%        2.87%
           1999 ........................     1.30%    290,881    225.629543      65,631,347       0.00%       11.47%

        Non-tax qualified spectrum
           2003 ........................     1.30%     48,135    126.489757       6,088,584       0.00%       11.95%
           2002 ........................     1.30%     61,100    130.015143       7,943,923       0.00%      -18.68%
           2001 ........................     1.30%     77,591    178.424268      13,844,117       0.00%      -17.17%
           2000 ........................     1.30%     97,096    241.981302      23,495,416       0.00%        2.87%
           1999 ........................     1.30%    100,629    191.458202      19,266,247       0.00%       11.47%

        Non-tax qualified spectrum (81-225)
           2003 ........................     1.30%      1,707    137.794285         235,215       0.00%       11.95%
           2002 ........................     1.30%      3,823    141.634730         541,470       0.00%      -18.68%
           2001 ........................     1.30%      4,034    194.370227         784,089       0.00%      -17.17%
           2000 ........................     1.30%      4,063    263.607419       1,071,037       0.00%        2.87%
           1999 ........................     1.30%      3,976    208.569023         829,270       0.00%       11.47%

     Massachusetts Investors Trust - Class A

        Non-tax qualified
           1999 ........................     1.00%        289    198.286930          57,305       0.23%        5.18%

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT

                                           Contract                                           Investment
                                           Expense                 Unit         Contract        Income       Total
                                            Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                           --------   -------   ----------   --------------   ----------   ---------
        Tax qualified spectrum
           2003 ........................     1.30%    129,377   113.765458     14,718,634        0.16%        8.03%
           2002 ........................     1.30%    150,016   118.794562     17,821,085        0.09%      -13.16%
           2001 ........................     1.30%    169,019   147.400461     24,913,479        0.00%      -10.93%
           2000 ........................     1.30%    194,137   168.264594     32,666,383        0.06%        0.02%
           1999 ........................     1.30%    263,076   167.365423     44,029,826        0.23%        5.02%

        Non-tax qualified spectrum
           2003 ........................     1.30%     40,042   102.074958      4,087,285        0.16%        8.03%
           2002 ........................     1.30%     43,279   106.587270      4,612,990        0.09%      -13.16%
           2001 ........................     1.30%     52,643   132.253628      6,962,228        0.00%      -10.93%
           2000 ........................     1.30%     57,419   150.973766      8,668,763        0.06%        0.02%
           1999 ........................     1.30%     78,238   150.166988     11,748,765        0.23%        5.02%

        Non-tax qualified spectrum (81-225)
           2003 ........................     1.30%        691   108.444517         74,935        0.16%        8.03%
           2002 ........................     1.30%        692   113.238401         78,361        0.09%      -13.16%
           2001 ........................     1.30%        943   140.506379        132,498        0.00%      -10.93%
           2000 ........................     1.30%        981   160.394663        157,347        0.06%        0.02%
           1999 ........................     1.30%        982   159.537554        156,666        0.23%        5.02%

     MFS(R) Bond Fund - Class A

        Non-tax qualified
           2003 ........................     1.00%         55    76.177576          4,190        2.88%        7.28%
           2002 ........................     1.00%         55    66.730245          3,670        3.06%        1.08%
           2001 ........................     1.00%         55    63.639832          3,500        3.45%        2.85%
           2000 ........................     1.00%         56    58.671102          3,286        3.63%        2.11%
           1999 ........................     1.00%        233    57.943815         13,501        3.35%       -2.13%

        Tax qualified spectrum
           2003 ........................     1.30%    218,065    64.059474     13,969,129        2.88%        7.12%
           2002 ........................     1.30%    219,244    56.286494     12,340,476        3.06%        0.93%
           2001 ........................     1.30%    229,089    53.842364     12,334,693        3.45%        2.69%
           2000 ........................     1.30%    258,371    49.788875     12,864,001        3.63%        1.96%
           1999 ........................     1.30%    352,515    49.321372     17,386,523        3.35%       -2.28%

        Non-tax qualified spectrum
           2003 ........................     1.30%    110,747    64.007128      7,088,597        2.88%        7.12%
           2002 ........................     1.30%    104,179    56.240500      5,859,079        3.06%        0.93%
           2001 ........................     1.30%    110,457    53.770782      5,939,359        3.45%        2.69%
           2000 ........................     1.30%    131,306    49.748189      6,532,236        3.63%        1.96%
           1999 ........................     1.30%    137,094    49.281052      6,756,137        3.35%       -2.28%

        Non-tax qualified spectrum (81-225)
           2003 ........................     1.30%        777    64.257424         49,928        2.88%        7.12%
           2002 ........................     1.30%        779    56.460424         43,983        3.06%        0.93%
           2001 ........................     1.30%        782    54.008744         42,235        3.45%        2.69%
           2000 ........................     1.30%        784    49.942720         39,155        3.63%        1.96%
           1999 ........................     1.30%        786    49.473774         38,886        3.35%       -2.28%

                                           Contract                                           Investment
                                           Expense                 Unit         Contract        Income       Total
                                            Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                           --------   -------   ----------   --------------   ----------   ---------
     MFS(R) Emerging Growth Fund - Class A

           2003 ........................     1.30%    186,803    29.915682       5,588,339       0.00%       17.23%

        Tax qualified spectrum
           2002 ........................     1.30%    227,599    29.905102       6,806,371       0.00%      -25.32%
           2001 ........................     1.30%    274,411    46.959378      12,886,170       0.00%      -14.14%
           2000 ........................     1.30%    306,824    76.693568      23,531,427       0.00%        3.28%
           1999 ........................     1.30%    273,113    56.039059      15,304,996       0.00%       11.78%

        Non-tax qualified spectrum (81-225)
           2002 ........................     1.30%         62    29.905102           1,854       0.00%      -25.32%
           2001 ........................     1.30%         62    46.959367           2,911       0.00%      -14.14%
           2000 ........................     1.30%        161    76.693568          12,348       0.00%        3.28%

     MFS(R) Growth Opportunities Fund - Class A

        Non-tax qualified
           2002 ........................     1.00%        495   132.800974          65,736       0.00%      -20.91%
           2001 ........................     1.00%        863   186.848010         161,250       0.04%      -17.02%
           2000 ........................     1.00%        831   271.129654         225,309       0.00%        5.75%
           1999 ........................     1.00%        830   210.325192         174,570       0.00%        7.87%

        Tax qualified spectrum
           2003 ........................     1.30%    342,999   123.271198      42,281,898       0.00%       15.44%
           2002 ........................     1.30%    381,501   121.459534      46,336,934       0.00%      -21.03%
           2001 ........................     1.30%    439,240   171.410285      75,290,254       0.04%      -17.14%
           2000 ........................     1.30%    502,068   249.483130     125,257,496       0.00%        5.59%
           1999 ........................     1.30%    588,560   194.121854     114,252,358       0.00%        7.71%

        Non-tax qualified spectrum
           2003 ........................     1.30%     69,574   104.711837       7,285,221       0.00%       15.44%
           2002 ........................     1.30%     79,478   103.172935       8,199,979       0.00%      -21.03%
           2001 ........................     1.30%     90,695   145.603254      13,205,487       0.04%      -17.14%
           2000 ........................     1.30%    105,571   211.921683      22,372,784       0.00%        5.59%
           1999 ........................     1.30%    128,181   164.895437      21,136,462       0.00%        7.71%

        Non-tax qualified spectrum (81-225)
           2003 ........................     1.30%      7,825   115.537726         904,083       0.00%       15.44%
           2002 ........................     1.30%      8,185   113.839727         931,778       0.00%      -21.03%
           2001 ........................     1.30%      8,924   160.656803       1,433,701       0.04%      -17.14%
           2000 ........................     1.30%      9,590   233.831729       2,242,446       0.00%        5.59%
           1999 ........................     1.30%     10,461   181.943563       1,903,312       0.00%        7.71%

     MFS(R) High Income Fund - Class A

        Non-tax qualified
           2003 ........................     1.00%        202    78.713294          15,900       4.19%       12.06%
           2002 ........................     1.00%        202    67.723166          13,680       4.74%       -3.82%
           2001 ........................     1.00%        216    71.020288          15,340       5.38%        1.09%
           2000 ........................     1.00%        217    76.104073          16,515       4.90%       -0.30%
           1999 ........................     1.00%        217    75.497246          16,383       4.78%        4.77%

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT

                                           Contract                                           Investment
                                           Expense                 Unit         Contract        Income       Total
                                            Rate*      Units    Fair Value   Owners' Equity    Ratio**     Return***
                                           --------   -------   ----------   --------------   ----------   ---------
        Tax qualified spectrum
           2003 ........................     1.30%    133,030    67.655738      9,000,243        4.19%       11.90%
           2002 ........................     1.30%    141,412    58.387390      8,256,678        4.74%       -3.96%
           2001 ........................     1.30%    157,240    61.415560      9,656,983        5.38%        0.94%
           2000 ........................     1.30%    190,970    66.011068     12,606,134        4.90%       -0.45%
           1999 ........................     1.30%    254,112    65.684034     16,691,101        4.78%        4.61%

        Non-tax qualified spectrum
           2003 ........................     1.30%     67,583    66.629330      4,503,010        4.19%       11.90%
           2002 ........................     1.30%     60,181    57.501595      3,460,503        4.74%       -3.96%
           2001 ........................     1.30%     71,874    60.483825      4,347,214        5.38%        0.94%
           2000 ........................     1.30%     96,591    65.009614      6,279,344        4.90%       -0.45%
           1999 ........................     1.30%    106,846    64.687544      6,911,605        4.78%        4.61%

        Non-tax qualified spectrum (81-225)
           2003 ........................     1.30%      3,049    67.655738        206,282        4.19%       11.90%
           2002 ........................     1.30%      3,225    58.387388        188,299        4.74%       -3.96%
           2001 ........................     1.30%      3,614    59.606192        215,417        5.38%        0.94%
           2000 ........................     1.30%      3,617    66.011068        238,762        4.90%       -0.45%
           1999 ........................     1.30%      4,302    65.684034        282,573        4.78%        4.61%

     MFS(R) Research Fund - Class A

        Non-tax qualified
           1999 ........................     1.00%        390   195.930497         76,413        0.00%        8.45%

        Tax qualified spectrum
           2003 ........................     1.30%    104,786   128.950397     13,512,196        0.00%       10.03%
           2002 ........................     1.30%    129,450   133.579962     17,291,926        0.00%      -15.39%
           2001 ........................     1.30%    148,489   175.999045     26,133,922        0.00%      -13.74%
           2000 ........................     1.30%    170,017   228.434197     38,837,697        0.00%        5.41%
           1999 ........................     1.30%    205,063   192.011612     39,374,477        0.00%        8.28%

        Non-tax qualified spectrum
           2003 ........................     1.30%     33,217   112.672907      3,742,656        0.00%       10.03%
           2002 ........................     1.30%     43,075   116.718072      5,027,631        0.00%      -15.39%
           2001 ........................     1.30%     50,747   153.782558      7,804,003        0.00%      -13.74%
           2000 ........................     1.30%     57,308   199.598783     11,438,607        0.00%        5.41%
           1999 ........................     1.30%     73,900   167.773847     12,398,487        0.00%        8.28%

        Non-tax qualified spectrum (81-225)
           2003 ........................     1.30%        898   127.445210        114,446        0.00%       10.03%
           2002 ........................     1.30%        899   132.020728        118,687        0.00%      -15.39%
           2001 ........................     1.30%        900   173.944661        156,550        0.00%      -13.74%
           2000 ........................     1.30%      1,216   225.767780        274,534        0.00%        5.41%
           1999 ........................     1.30%      1,216   189.770339        230,761        0.00%        8.28%

                                           Contract                                           Investment
                                           Expense                 Unit         Contract        Income       Total
                                            Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                           --------   -------   ----------   --------------   ----------   ---------
     MFS(R) Series Trust IV - MFS(R) Money Market Fund

        Non-tax qualified
           2003 ........................     1.30%     19,110    35.505040        678,501        0.36%       -0.30%
           2002 ........................     1.00%      1,493    42.467491         63,404        0.65%        0.16%
           2001 ........................     1.00%      1,518    42.061458         63,849        2.33%        1.85%
           2000 ........................     1.00%      1,494    40.276063         60,172        2.72%        2.25%
           1999 ........................     1.00%      6,826    38.622867        263,640        2.14%        1.62%

        Tax qualified spectrum
           2003 ........................     1.30%    520,858    35.480387     18,480,243        0.36%       -0.30%
           2002 ........................     1.30%    607,852    35.618119     21,650,545        0.65%        0.01%
           2001 ........................     1.30%    686,889    35.384502     24,305,225        2.33%        1.70%
           2000 ........................     1.30%    747,614    33.985089     25,407,728        2.72%        2.10%
           1999 ........................     1.30%    923,859    32.689310     30,200,313        2.14%        1.46%

        Non-tax qualified spectrum
           2003 ........................     1.30%    230,305    35.505040      8,176,988        0.36%       -0.30%
           2002 ........................     1.30%    332,757    35.642868     11,860,414        0.65%        0.01%
           2001 ........................     1.30%    409,758    35.409089     14,509,157        2.33%        1.70%
           2000 ........................     1.30%    437,754    34.008704     14,887,446        2.72%        2.10%
           1999 ........................     1.30%    510,947    32.712027     16,714,112        2.14%        1.46%

     MFS(R) Strategic Income Fund - Class A
           2003 ........................     1.30%    204,766    11.581544      2,371,506        3.06%        7.98%
           2002 ........................     1.30%    207,618    10.169300      2,111,330        3.50%        0.49%

        Tax qualified spectrum
           2001 ........................     1.30%     43,724    49.023974      2,143,524        0.00%       -0.65%
           2000 ........................     1.30%     55,673    49.250536      2,741,925        0.00%       -0.12%
           1999 ........................     1.30%     72,381    49.733776      3,599,780        0.00%       -3.94%

        Non-tax qualified spectrum
           2001 ........................     1.30%      6,450    47.795203        308,279        0.00%       -0.65%
           2000 ........................     1.30%      7,606    48.016081        365,210        0.00%       -0.12%
           1999 ........................     1.30%      8,981    48.487196        435,464        0.00%       -3.94%

        Non-tax qualified spectrum (81-225)
           2001 ........................     1.30%        310    48.947787         15,174        0.00%       -0.65%
           2000 ........................     1.30%        366    49.173978         17,998        0.00%       -0.12%
           1999 ........................     1.30%        367    49.656457         18,224        0.00%       -3.94%

     MFS(R) Total Return Fund - Class A

        Non-tax qualified
           1999 ........................     1.00%        146   122.208055         17,842        1.71%        4.07%

        Tax qualified spectrum
           2003 ........................     1.30%    221,173   125.982107     27,863,841        1.47%        6.71%
           2002 ........................     1.30%    255,099   123.748510     31,568,121        1.45%       -2.30%
           2001 ........................     1.30%    270,035   127.725222     34,490,280        0.54%       -1.10%
           2000 ........................     1.30%    296,686   113.878290     33,786,094        1.67%        3.60%
           1999 ........................     1.30%    415,090   113.140072     46,963,312        1.71%        3.91%

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT

                                           Contract                                           Investment
                                           Expense                 Unit         Contract        Income       Total
                                            Rate*      Units    Fair Value   Owners' Equity    Ratio**     Return***
                                           --------   -------   ----------   --------------   ----------   ---------
        Non-tax qualified spectrum
           2003 ........................     1.30%     86,894   121.946479      10,596,417       1.47%        6.71%
           2002 ........................     1.30%     95,236   119.784431      11,407,790       1.45%       -2.30%
           2001 ........................     1.30%    105,323   123.450223      13,002,148       0.54%       -1.10%
           2000 ........................     1.30%    105,885   110.230386      11,671,744       1.67%        3.60%
           1999 ........................     1.30%    121,568   109.515815      13,313,619       1.71%        3.91%

        Non-tax qualified spectrum (81-225)
           2003 ........................     1.30%        316   124.756468          39,423       1.47%        6.71%
           2002 ........................     1.30%        317   122.544600          38,847       1.45%       -2.30%
           2001 ........................     1.30%        797   126.482620         100,807       0.54%       -1.10%
           2000 ........................     1.30%        798   112.770402          89,991       1.67%        3.60%
           1999 ........................     1.30%      1,015   112.039365         113,720       1.71%        3.91%
                                                                              ------------

     2003 Reserves for annuity contracts in payout phase: ................       1,950,162
                                                                              ------------
     2003 Contract owners' equity ........................................    $229,870,270
                                                                              ============

     2002 Reserves for annuity contracts in payout phase: ................       2,380,677
                                                                              ------------
     2002 Contract owners' equity ........................................    $258,861,149
                                                                              ============

     2001 Reserves for annuity contracts in payout phase: ................       3,351,970
                                                                              ------------
     2001 Contract owners' equity ........................................    $359,253,177
                                                                              ============

     2000 Reserves for annuity contracts in payout phase: ................       4,340,708
                                                                              ------------
     2000 Contract owners' equity ........................................    $503,342,738
                                                                              ============

     1999 Reserves for annuity contracts in payout phase: ................       4,198,692
                                                                              ------------
     1999 Contract owners' equity ........................................    $511,735,229
                                                                              ============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six month period indicated or from the effective date through the end of the period.

--------------------------------------------------------------------------------

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

NATIONWIDE LIFE INSURANCE COMPANY                                ---------------
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       PRSRT STD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  LANCASTER, PA
                                                                 PERMIT NO. 1793
                                                                 ---------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company